Earnings per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

The Company applies the two-class method to calculate its basic and diluted net loss per share as both classes of its voting shares are participating securities with equal participation rights and are entitled to receive dividends on a share for share basis.

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Years ended
	December 31, 2016	December 31, 2015
Basic and diluted weighted average number of shares outstanding	83,988,597	61,716,065
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	9,899,393	11,204,026
Restricted share units	2,360,817	428,566
Restricted shares	—	48,238
	12,260,210	11,680,830

In the years ended December 31, 2016 and 2015, the Company was in a loss position and therefore diluted loss per share is equal to basic loss per share.